Contract Backlog	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Contract Backlog
Contract Backlog

9.	CONTRACT BACKLOG

As of March 31, 2019, the Company had a contract backlog approximating $436,239, with anticipated direct costs to complete approximating $329,198. At December 31, 2018, the Company had a contract backlog approximating $583,392, with anticipated direct costs to completion approximating $452,884.

10.	CONTRACT BACKLOG

At December 31, 2018, the Company had a contract backlog approximating $583,392, with anticipated direct costs to completion approximating $452,884. At December 31, 2017, the Company had a contract backlog approximating $1,091,816, with anticipated direct costs to completion approximating $808,098.